Deferred Charges, Net (Details Narrative) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($)
Pyxis Malou Vessel [Member]
Dry-docking costs	$ 268
Pyxis Theta Vessel [Member]
Dry-docking costs	$ 319